SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Jan. 01, 2017
Analysis of income and expense [abstract]
Government assistance	$ 10.2	$ 9.3